COMPANY OVERVIEW AND BASIS OF PRESENTATION (Q1) (Details) (Inter-Mountain [Member], Subsequent Event [Member], USD $)	1 Months Ended
Apr. 30, 2015
Inter-Mountain [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of debt	$ 500,000